EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
EARNINGS PER SHARE
Schedule of computation of basic and diluted earnings per share

	Years Ended December 31,
	2023	2024	2025
Net income attributable to ordinary shareholders — basic	4,085	3,048	5,080
Eliminate the dilutive effect of interest expense of convertible senior notes	120	112	107
Net income attributable to ordinary shareholders — diluted	4,205	3,160	5,187
Weighted average ordinary shares outstanding — basic	3,183,163,131	3,115,130,107	3,070,939,457
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	44,331,080	36,507,943	42,938,410
Dilutive effect of convertible senior notes	123,927,000	126,670,240	133,616,230
Weighted average ordinary shares outstanding — diluted	3,351,421,211	3,278,308,290	3,247,494,097
Basic earnings per share	1.28	0.98	1.65
Diluted earnings per share	1.25	0.96	1.60

Schedule of outstanding securities excluded from the computation of diluted earnings per share

	As of December 31,
	2023	2024	2025
Outstanding employee options and nonvested restricted stocks	53,132,230	45,194,870	10,265,860